SHAREHOLDERS' EQUITY (Schedule of Outstanding and Exercisable Options) (Details)	12 Months Ended
Dec. 31, 2016 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding	1,924,816
Weighted average remaining contractual term (years)	5 years 6 months 7 days
Options exercisable	3,038,357
Weighted average remaining contractual term (years)	6 years 8 months 12 days
$0.20 - 2.21 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, minimum | $ / shares	$ 0.20
Exercise price, maximum | $ / shares	$ 2.21
Options outstanding	1,284,815
Weighted average remaining contractual term (years)	4 years 4 months 2 days
Options exercisable	1,297,621
Weighted average remaining contractual term (years)	4 years 4 months 10 days
$6.47 - 14.00 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, minimum | $ / shares	$ 6.47
Exercise price, maximum | $ / shares	$ 14.00
Options outstanding	343,650
Weighted average remaining contractual term (years)	7 years 2 months 27 days
Options exercisable	495,676
Weighted average remaining contractual term (years)	7 years 2 months 27 days
$37.44 - 44.37 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, minimum | $ / shares	$ 37.44
Exercise price, maximum | $ / shares	$ 44.37
Options outstanding	14,886
Weighted average remaining contractual term (years)	8 years 3 months 22 days
Options exercisable	264,180
Weighted average remaining contractual term (years)	9 years 29 days
$45.58 - 51.86 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, minimum | $ / shares	$ 45.58
Exercise price, maximum | $ / shares	$ 51.86
Options outstanding	90,832
Weighted average remaining contractual term (years)	9 years 4 days
Options exercisable	517,244
Weighted average remaining contractual term (years)	9 years 2 months 23 days
$55.30 - 64.93 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, minimum | $ / shares	$ 55.30
Exercise price, maximum | $ / shares	$ 64.93
Options outstanding	190,633
Weighted average remaining contractual term (years)	8 years 5 months 27 days
Options exercisable	463,636
Weighted average remaining contractual term (years)	8 years 6 months